STOCKHOLDERS EQUITY (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Details Narrative
Preferred authorized, shares held	5,000,000	5,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	10
Preferred stock, shares outstanding	0	10